Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Managed Account Series
Prospectus Date	rr_ProspectusDate	Aug. 28, 2012
Document Creation Date	dei_DocumentCreationDate	Oct. 23, 2012